SCHEDULE OF CONCENTRATIONS OF REVENUES (Details) - Customer Concentration Risk [Member] - Revenue Benchmark [Member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
BlueCross BlueShield [Member]
Concentration Risk [Line Items]
Concentration of risk percentage	19.00%	25.10%
Priority Health [Member]
Concentration Risk [Line Items]
Concentration of risk percentage	28.00%	25.50%